Average Annual Total Returns (Vanguard Morgan Growth Fund)	12 Months Ended
Sep. 30, 2011
Vanguard Morgan Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.56%)
Five Years	0.50%
Ten Years	3.45%
Inception Date	Dec. 31, 1968
Vanguard Morgan Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.42%)
Five Years	0.66%
Ten Years	3.62%
Inception Date	May 14, 2001
Return After Taxes on Distributions | Vanguard Morgan Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.64%)
Five Years	0.11%
Ten Years	3.16%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Morgan Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.55%)
Five Years	0.35%
Ten Years	2.94%
Russell 3000 Growth Index | Vanguard Morgan Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.18%
Five Years	2.46%
Ten Years	2.74%
Russell 3000 Growth Index | Vanguard Morgan Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.18%
Five Years	2.46%
Ten Years	2.74%